Other Long-term Assets	12 Months Ended
Dec. 31, 2011
Other Long-term Assets
Other Long-term Assets

10.                 Other Long-term Assets

The following is a summary of other long-term assets (in thousands):

	December 31,	December 31,
	2010	2011
	RMB	RMB
Investment in associated companies	34,677	33,482
Staff housing loans	8,896	14,004
Non-current rental deposits	2,198	9,747
Others	5	1,707
	45,776	58,940

(a)          In August 2008, the Company acquired a 38.5% equity interest in SunEase, Inc., a provider of e-mail integration solution and corporate email post office operation services, sales of domain names and search engine marketing, for a consideration of approximately RMB31.0 million in cash. The investment was accounted for under the equity method of accounting with allocation of the purchase price set out as follows (in thousands):

RMB
Tangible assets	12,050
Intangible assets	6,722
Goodwill	14,046
Liabilities	(1,818)
31,000

The above intangible assets consisted of trade name, customer contracts and relationships and technology valued at RMB2.3 million, RMB2.8 million and RMB1.6 million, respectively. Amortization expense of the above-mentioned intangible assets was approximately RMB1.0 million, RMB1.0 million and RMB0.8 million for the years ended December 31, 2009, 2010 and 2011, respectively. As of December 31, 2011, the estimated aggregate amortization expense for such intangible assets for each of the next five years is as follows (in thousands):

RMB
2012	450
2013	450
2014	450
2015	450
2016	359
2,159

The Company recorded equity share of losses from associated companies totaling RMB4.1 million and RMB1.2 million for the years ended December 31, 2009 and 2011, respectively, and equity share of profits of RMB1.1 million for the year ended December 31, 2010.

(b)  The Company made housing loans to its employees (excluding executive officers) for house purchases via a third-party commercial bank in China totaling RMB7.6 million and RMB12.6 million for the years ended December 31, 2010 and 2011, respectively. Each individual staff housing loan is secured either by the property for which the loan is extended or by approved personal guarantees for the loan amount granted. The repayment term is five years from the date of drawdown. The interest rate is fixed between 2.25% to 3.50% per annum for the years ended December 31, 2010 and 2011, respectively. The outstanding portion of the staff housing loans repayable within 12 months as of December 31, 2010 and 2011 amounted to approximately RMB3.9 million and RMB5.4 million, respectively, are reported under prepayments and other current assets in the consolidated balance sheets (see Note 5).